UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, L.L.C.

Address:  40 Main Street
          Chatham, New Jersey 07928


13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Fournier
Title:  Managing Member
Phone:  (973) 701-1100


Signature, Place and Date of Signing:

/s/ Alan Fournier               Chatham, New Jersey             May 13, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE



                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $271,932
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

                                                          FORM 13F INFORMATION TABLE
              COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7    COLUMN 8

                                                               VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
           NAME OF ISSUER          TITLE OF CLASS   CUSIP     (X$1000)  PRN AMT   PRN CALL DISCRETION  MGRS  SOLE     SHARED   NONE
Accredited Home Lenders
   Holding Co.                     Common Stock     00437P107    7,468    840,000   0   0    0 SOLE    0      840,000    0      0
Aetna Inc.                         Common Stock     00817Y108    1,972     40,000   0   0    0 SOLE    0       40,000    0      0
Agere Systems Inc. - CL A          Common Stock A   00845V100    4,308  2,692,600   0   0    0 SOLE    0    2,692,600    0      0
Agere Systems Inc. - CL B          Common Stock B   00845V209      756    504,000   0   0    0 SOLE    0      504,000    0      0
American Financial REIT            Common Stock     02607P107    5,750    500,000   0   0    0 SOLE    0      500,000    0      0
Ashland Inc.                       Common Stock     044204105    8,082    272,400   0   0    0 SOLE    0      272,400    0      0
Bindview Development Corp          Common Stock     090327107    1,086    835,240   0   0    0 SOLE    0      835,240    0      0
Boca Resorts Inc.                  Common Stock     09688T106    4,474    406,400   0   0    0 SOLE    0      406,400    0      0
CIT Group Inc.                     Common Stock     125581108   10,200    605,000   0   0    0 SOLE    0      605,000    0      0
Celanese AG                        Common Stock     D1497A101    5,240    302,000   0   0    0 SOLE    0      302,000    0      0
Cendant Corp                       Common Stock     151313103    7,938    625,000   0   0    0 SOLE    0      625,000    0      0
Commscope Inc.                     Common Stock     203372107    3,839    511,800   0   0    0 SOLE    0      511,800    0      0
Enterasys Networks Inc.            Common Stock     293637104    9,065  4,900,000   0   0    0 SOLE    0    4,900,000    0      0
Federated Department Stores        Common Stock     31410H101    5,884    210,000   0   0    0 SOLE    0      210,000    0      0
First Niagara Financial Group      Common Stock     33582u100    3,973    338,140   0   0    0 SOLE    0      338,140    0      0
Footstar Inc.                      Common Stock     344912100    3,444    410,000   0   0    0 SOLE    0      410,000    0      0
Frontier Oil Corporation           Common Stock     35914P105    3,762    220,000   0   0    0 SOLE    0      220,000    0      0
Genesis Health Ventures Inc.       Common Stock     37183F107    7,472    502,800   0   0    0 SOLE    0      502,800    0      0
Gentiva Health Services Inc.       Common Stock     37247A102    4,660    555,400   0   0    0 SOLE    0      555,400    0      0
Handleman Co.                      Common Stock     410252100    6,909    470,000   0   0    0 SOLE    0      470,000    0      0
Health Net Inc.                    Common Stock     42222G108    4,016    150,000   0   0    0 SOLE    0      150,000    0      0
Inamed Corp.                       Common Stock     453235103   12,162    340,000   0   0    0 SOLE    0      340,000    0      0
Infinity Property & Casualty
   Company                         Common Stock     45665Q103    9,581    525,000   0   0    0 SOLE    0      525,000    0      0
Joy Global Inc.                    Common Stock     481165108    6,867    634,100   0   0    0 SOLE    0      634,100    0      0
Kadant Inc.                        Common Stock     48282T104    6,469    394,700   0   0    0 SOLE    0      394,700    0      0
Kindred Healthcare Inc.            Common Stock     494580103    6,551    579,200   0   0    0 SOLE    0      579,200    0      0
Louisiana-Pacific Corp.            Common Stock     546347105    6,582    830,000   0   0    0 SOLE    0      830,000    0      0
McDermott Intl Inc.                Common Stock     580037109    8,592  2,962,900   0   0    0 SOLE    0    2,962,900    0      0
Ocean Energy Inc.                  Common Stock     67481E106    8,000    400,000   0   0    0 SOLE    0      400,000    0      0
Old Republic International Corp    Common Stock     680223104    6,094    227,800   0   0    0 SOLE    0      227,800    0      0
PG&E Corporation                   Common Stock     69331C108    6,725    500,000   0   0    0 SOLE    0      500,000    0      0
Pillowtex Corp.                    Common Stock     721506103      160    728,500   0   0    0 SOLE    0      728,500    0      0
Polo Ralph Lauren Corp             Common Stock     731572103    4,351    190,000   0   0    0 SOLE    0      190,000    0      0
Praecis Pharmaceuticals            Common Stock     739421105    5,200  1,300,000   0   0    0 SOLE    0    1,300,000    0      0
Provident Financial Services Inc   Common Stock     74386T105    3,440    217,600   0   0    0 SOLE    0      217,600    0      0
Providian Financial Corp.          Common Stock     74406A102    4,723    720,000   0   0    0 SOLE    0      720,000    0      0
RADVision Ltd                      Common Stock     M81869105    4,111    642,300   0   0    0 SOLE    0      642,300    0      0
Sappi LTD                          Common Stock     803069202    5,748    481,800   0   0    0 SOLE    0      481,800    0      0
Saxon Capital                      Common Stock     80556P302   13,264    996,500   0   0    0 SOLE    0      996,500    0      0
Shuffle Master Inc                 Common Stock     825549108      605     30,000   0   0    0 SOLE    0       30,000    0      0
Tenet Healthcare Corp.             Common Stock     88033G100   15,030    900,000   0   0    0 SOLE    0      900,000    0      0
The Boeing Company                 Common Stock     097023105    2,506    100,000   0   0    0 SOLE    0      100,000    0      0
Tyco International Ltd             Common Stock     902124106    5,337    415,000   0   0    0 SOLE    0      415,000    0      0
Universal Stainless &
   Alloy Products                  Common Stock     913837100    2,788    556,490   0   0    0 SOLE    0      556,490    0      0
Washington Group Intl.             Common Stock     938862208   16,470    939,000   0   0    0 SOLE    0      939,000    0      0
Georgia Pacific                    Call Option      3732980dc      278        200   0   0 X    SOLE    0          200    0      0

                                                               271,932

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